SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Schedule of Estimated Useful Lives of Assets) (Details)	12 Months Ended
Dec. 31, 2018
Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment useful life	3 years
Office Equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment useful life	5 years
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment useful life	5 years
Vehicles [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment useful life	10 years
Building [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment useful life	12 years
Building [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment useful life	45 years
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment useful life	shorter of lease term or economic lives